JOHN HANCOCK TRUST
601 Congress Street
Boston, MA 02210
April 30, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Trust (the “Trust”)
File Nos. 2-94157; 811-04146
Ladies and Gentlemen:
This letter is being transmitted pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”) on behalf of all the series of the Trust (the “Series of the Trust”).
Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Series of the Trust that the forms of Statement of Additional Information for the Series of Trust (excluding American Funds) and the Statement of Additional Information for the American Funds (SAIs), each dated May 1, 2008 contain no changes from the forms of SAIs contained in Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 25, 2008 via Edgar.
If you have any questions or comments, please call the undersigned at 617-663-2166 or David Barr at 617-663-3241.
Sincerely,
/s/ Betsy Anne Seel
Betsy Anne Seel
Senior Counsel and Assistant Secretary